NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Loss for the year	$ 1,664,684	$ 4,878,738
Accumulated deficit	$ 6,817,048	$ 5,152,364
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Ownership interest			100.00%
Number of common stock issued | shares			7,920,000